Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	wfcif-20200529_SupplementTextBlock

SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF WELLS FARGO FIXED INCOME FUNDS
For the Wells Fargo Conservative Income Fund (the "Fund")

At a meeting held May 26-28, 2020, the Board of Trustees of the Fund approved the following changes, effective on or about August 20, 2020.

I. Industry Concentration Policy Change Subject to shareholder approval, the Fund's fundamental policy on industry concentration will be revised to allow the Fund to concentrate its investments in the banking industry. Since the Fund currently has a fundamental investment policy not to concentrate its investments in any one industry, shareholder approval is required in order for the Fund to concentrate its investments in the banking industry. Shareholders of record on May 29, 2020 will be asked to vote on a proposal to change this policy at a meeting of shareholders to be held on August 19, 2020.

If the industry concentration policy change is approved by shareholders:

a) The sections entitled "Principal Investment Strategies" in the Fund's prospectuses and summary prospectuses will be revised to add the following disclosure: "We will concentrate the Fund's investments in the banking industry, which means we will normally invest at least 25% of the Fund's total assets in securities and other obligations of issuers in that industry. We may, however, invest less than 25% of the Fund's assets in this industry as a temporary defensive measure."

b) The following risk will be added under the headings "Principal Investment Risks" and "Description of Principal Investment Risks" in the Fund's prospectuses and summary prospectuses:

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

c) The industry concentration policy in the Fund's Statement of Additional Information will be revised to read as follows:

The Fund may not (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements, and does not limit Wells Fargo Conservative Income Fund's investments in the banking industry.

II. Principal Investment Strategy Changes The sections entitled "Principal Investment Strategies" with respect to the Fund will be revised as follows:

Principal Investment Strategy
Current Strategy Language	Strategy Language effective August 20, 2020
Under normal circumstances, we invest:

• substantially all of the Fund's net assets in high quality, U.S. dollar-denominated short-term fixed-, floating- and variable-rate debt securities.

Under normal circumstances, we invest substantially all of the Fund's net assets in high-quality, U.S. dollar-denominated short-term fixed-, floating- and variable-rate debt securities that have received either a minimum short-term rating of at least A-1 (or its equivalent) or a minimum long-term rating of A minus (or its equivalent), by one or more Nationally Recognized Statistical Ratings Organizations, or, if unrated, that are deemed by us to be of comparable quality at the time of purchase.

Under normal circumstances, we invest:

• substantially all of the Fund's net assets in U.S. dollar-denominated short-term fixed-, floating- and variable-rate debt securities that meet our minimum quality standards.

Under normal circumstances, we invest substantially all of the Fund's net assets in U.S. dollar-denominated short-term fixed-, floating- and variable-rate debt securities that have received either a minimum short-term rating of at least A-2 (or its equivalent) or a minimum long-term rating of BBB (or its equivalent), by one or more Nationally Recognized Statistical Ratings Organizations ("NRSROs"), or, if unrated, that are deemed by us to be of comparable quality at the time of purchase. However, under normal circumstances, we will not invest more than 30% of the Fund's net assets in securities that have received either a short-term rating of A-2 (or its equivalent) or a long-term rating of BBB or BBB plus (or their equivalents), by one or more NRSROs, or, if unrated, that are deemed by us to be of comparable quality at the time of purchase.

We will concentrate the Fund's investments in the banking industry, which means we will normally invest at least 25% of the Fund's total assets in securities and other obligations of issuers in that industry. We may, however, invest less than 25% of the Fund's assets in this industry as a temporary defensive measure.

Current Strategy Language	Strategy Language effective August 20, 2020
Our portfolio holdings may include commercial paper, repurchase agreements, certificates of deposit, time deposits, bankers' acceptances, U.S. Government obligations, municipal securities, corporate debt securities and mortgage- and asset-backed securities.

Our portfolio holdings may include commercial paper, repurchase agreements, certificates of deposit, time deposits, bankers' acceptances, U.S. Government obligations, municipal securities, corporate debt securities and mortgage- and asset-backed securities. The Fund also considers its investment in a cash sweep vehicle to constitute a "debt security" for purposes of the Fund's investment strategy.

Current Strategy Language	Strategy Language effective August 20, 2020
Our security selection process employs fundamental and quantitative techniques to identify attractive, risk-adjusted return opportunities among high-quality debt securities.	Our security selection process employs fundamental and quantitative techniques to identify attractive, risk-adjusted return opportunities among debt securities.

(WF Funds Trust - Supplement) | (Wells Fargo Conservative Income Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  substantially all of the Fund's net assets in U.S. dollar-denominated short-term fixed-, floating- and variable-rate debt securities that meet our minimum quality standards.
Under normal circumstances, we invest substantially all of the Fund's net assets in U.S. dollar-denominated short-term fixed-, floating- and variable-rate debt securities that have received either a minimum short-term rating of at least A-2 (or its equivalent) or a minimum long-term rating of BBB (or its equivalent), by one or more Nationally Recognized Statistical Ratings Organizations ("NRSROs"), or, if unrated, that are deemed by us to be of comparable quality at the time of purchase. However, under normal circumstances, we will not invest more than 30% of the Fund's net assets in securities that have received either a short-term rating of A-2 (or its equivalent) or a long-term rating of BBB or BBB plus (or their equivalents), by one or more NRSROs, or, if unrated, that are deemed by us to be of comparable quality at the time of purchase.

We will concentrate the Fund's investments in the banking industry, which means we will normally invest at least 25% of the Fund's total assets in securities and other obligations of issuers in that industry. We may, however, invest less than 25% of the Fund's assets in this industry as a temporary defensive measure.

Our portfolio holdings may include commercial paper, repurchase agreements, certificates of deposit, time deposits, bankers' acceptances, U.S. Government obligations, municipal securities, corporate debt securities and mortgage- and asset-backed securities. The Fund also considers its investment in a cash sweep vehicle to constitute a "debt security" for purposes of the Fund's investment strategy.

Our security selection process employs fundamental and quantitative techniques to identify attractive, risk-adjusted return opportunities among debt securities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.